Income Taxes (Details) - Schedule of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of valuation allowance [Abstract]
Beginning balance	$ 661,979	$ 151,771	$ 152,659
Ending balance	693,120	661,979	151,771
Additions	$ 31,141	524,215
Decrease		$ (14,007)	$ (888)